Subsequent Events - Additional Information (Detail) - Subsequent Events - Comanche National Corporation $ in Millions	Jul. 19, 2018 USD ($) shares
Subsequent Event [Line Items]
Estimated cash payment for business acquisition | $	$ 12.2
Common Stock
Subsequent Event [Line Items]
Number of shares transfered for business acquisition | shares	2,142,857